RELATED PARTY TRANSACTIONS (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Related party transaction amount	R$ 4,208
Norte energia s.a. [member]
IfrsStatementLineItems [Line Items]
Related party	Norte Energia (NESA)	[1]
Relationship	Affiliated	[1]
Type	Surety	[1]
Objective	Financing	[1]
Related party transaction amount	R$ 2,615	[1]
Maturity	2042	[1]
Norte Energia S.A one [member]
IfrsStatementLineItems [Line Items]
Related party	Norte Energia (NESA) / Light
Relationship	Affiliated	[2]
Type	Counter-guarantee	[2]
Objective	Financing	[2]
Related party transaction amount	R$ 684	[2]
Maturity	2042	[2]
Santo Antnio Energia S.A. [member]
IfrsStatementLineItems [Line Items]
Related party	Santo Antônio Energia S.A.
Relationship	Jointly controlled entity	[3]
Type	Surety	[3]
Objective	Debentures	[3]
Related party transaction amount	R$ 242	[3]
Maturity	2037	[3]
Santo Antnio Energia S.A. One [member]
IfrsStatementLineItems [Line Items]
Related party	Santo Antônio Energia S.A.
Relationship	Jointly controlled entity
Type	Guarantee
Objective	Financing
Related party transaction amount	R$ 588
Maturity	2034
Norte Energia S A Two [Member]
IfrsStatementLineItems [Line Items]
Related party	Norte Energia (NESA)
Relationship	Affiliated
Type	Surety
Objective	Debentures
Related party transaction amount	R$ 79
Maturity	2030

[1]	Related to Norte Energia loans.
[2]	Counter-guarantee to Light, related to execution of guarantees of the Norte Energia loans.
[3]	Corporate guarantee given by CEMIG to Saesa.